Benefit Plans	12 Months Ended
Dec. 31, 2013
Benefit Plans [Abstract]
Benefit Plans
(9) Benefit Plans

(a) Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees’ highest five consecutive years’ compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation. The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide for benefits attributed to service to date. Assets of the plan are administered by Trustco Bank’s Financial Services Department. This plan was frozen as of December 31, 2006. The following tables set forth the plan’s funded (unfunded) status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2013 and 2012.

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2013	2012
Projected benefit obligation at beginning of year	$31,990	29,283
Service cost	69	55
Interest cost	1,273	1,426
Benefits paid	(2,045)	(2,036)
Net actuarial loss (gain)	(3,465)	3,262

Projected benefit obligation at end of year	$27,822	31,990

Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2013	2012

Fair Value of plan assets at beginning of year	$34,584	30,278
Actual gain on plan assets	6,880	3,342
Company contributions	-	3,000
Benefits paid	(2,045)	(2,036)
Fair value of plan assets at end of year	39,419	34,584

Funded status at end of year	$11,597	2,593

Amounts recognized in accumulated other comprehensive income consist of the following as of:

	December 31,
	2013	2012
Net actuarial loss	$813	9,486

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income:
(dollars in thousands)	For the years ended
	December 31,
	2013	2012	2011
Service cost	$69	55	45
Interest cost	1,273	1,426	1,515
Expected return on plan assets	(2,190)	(1,912)	(1,985)
Amortization of net actuarial loss	516	335	156
Net periodic pension income	(332)	(96)	(269)

Amortization of net actuarial loss	(516)	(335)	(156)

Net actuarial (gain) / loss included in other comprehensive income	(8,156)	1,834	3,689

	(8,672)	1,499	3,533

Total recognized in net periodic pension income and other comprehensive income	$(9,004)	1,401	3,264

The estimated net loss for the plan that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year is zero.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2014	$1,698
2015	1,720
2016	1,750
2017	1,757
2018	1,780
2019 - 2023	9,141

The assumptions used to determine benefit obligations at December 31 are as follows:

	2013	2012	2011
Discount rate	5.08%	4.07	5.17

The assumptions used to determine net periodic pension expense for the years ended December 31 are as follows:

	2013	2012	2011
Discount rate	4.07%	5.17	5.62

Expected long-term rate of return on assets	6.50	6.50	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers. This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan. The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation. Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations. The accumulated benefits under this supplementary pension plan was approximately $5.6 million as of December 31, 2013 and 2012, respectively. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue. Instead, the amount of the Company’s annual contribution to the plan plus interest is paid directly to each eligible employee. The expense recorded for this plan was $1.3 million, $823 thousand, and $647 thousand, in 2013, 2012, and 2011, respectively.

Rabbi trusts have been established for certain benefit plans. These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments. These assets are recorded at their fair value and are included in securities available for sale and other short-term investments in the Consolidated Statements of Condition. As of both December 31, 2013 and 2012, the trusts had assets totaling $5.7 million.

(b) Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company’s medical plan by making certain payments. At age 65, the Bank provides a Medicare Supplemental program to retirees.

In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion. The Company’s subsidy of the retiree medical insurance premiums was eliminated. The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.

The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2013 and 2012:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2013	2012
Accumulated benefit obligation at beginning of year	$2,413	2,008
Service cost	50	33
Interest cost	101	97
Plan amendments	465	-
Benefits paid	(60)	(48)
Net actuarial (gain) loss	(456)	323
Accumulated benefit obligation at end of year	$2,513	2,413

The $465 thousand plan amendment included in the above table is due to an additional executive becoming eligible for postretirement medical benefits during 2013.

Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2013	2012

Fair value of plan assets at beginning of year	$15,026	13,662
Actual gain on plan assets	2,909	1,364
Company contributions	60	48
Benefits paid	(60)	(48)
Fair value of plan assets at end of year	17,935	15,026
Funded status at end of year	$15,422	12,613

	December 31,
Amounts recognized in accumulated other comprehensive income consist of the following as of:	2013	2012
Net actuarial gain	$(4,945)	(2,125)
Prior service credit	(2,979)	(3,706)
Total	$(7,924)	(5,831)

 Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income:

	For the years ended
	December 31,
(dollars in thousands)	2013	2012	2011
Service cost	$50	33	26
Interest cost	101	97	98
Expected return on plan assets	(495)	(451)	(447)
Amortization of net actuarial gain	(49)	(29)	(71)
Amortization of prior service credit	(262)	(262)	(262)
Net periodic benefit income	(655)	(612)	(656)

Net (gain) loss	(2,868)	(590)	531
Prior service cost	465	-	533
Amortization of prior service credit	262	262	262
Amortization of net actuarial gain	49	29	71
Total amount recognized in other comprehensive income	(2,092)	(299)	1,397

Total amount recognized in net periodic benefit income and other comprehensive income	$(2,747)	(911)	741

The estimated amount that will be amortized from accumulated other comprehensive income into net periodic benefit credit over the next fiscal year is approximately $468 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

Year	Postretirement Benefits

2014	$56
2015	59
2016	62
2017	65
2018	70
2019 - 2023	510

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2013	2012	2011
Discount rate	5.08%	4.07	5.17

The assumptions used to determine net periodic pension benefit (credit) for the years ended December 31 are as follows:
	2013	2012	2011
Discount rate	4.07%	5.17	5.62
Expected long-term rate of return on assets, net of tax	3.30	3.30	3.30

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

For measurement purposes, a graded annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was assumed for 2013 and thereafter. A one percentage point increase in the assumed health care cost in each year would have an approximate $500 thousand impact on the accumulated postretirement benefit obligation as of December 31, 2013, while a 1% decrease would have an approximate $389 thousand impact. The impact on the interest and service components of net periodic postretirement benefit credit for the year ended December 31, 2013 would be $32 thousand for a one percentage point increase and $24 thousand for a one percentage point decrease.

(c) Components of Accumulated Other Comprehensive Income (Loss) Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive income related to the retirement plan and the post-retirement benefit plan, at December 31, 2013 and 2012, respectively:

(dollars in thousands)
	December 31, 2013
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$(8,156)	(2,403)	(10,559)
Amortization of net actuarial gain (loss)	(516)	49	(467)
Amortization of
prior service credit	-	262	262
Total	$(8,672)	(2,092)	(10,764)

	December 31, 2012
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$1,834	(590)	1,244

Amortization of net actuarial gain (loss)	(335)	29	(306)

Amortization of prior service credit	-	262	262
Total	$1,499	(299)	1,200

(d) Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:
	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2013	2012	2013	2012
Debt Securities	26%	29	27	28
Equity Securities	69	65	68	64
Other	5	6	5	8
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets. In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment. Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company’s investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories. The Company’s investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments. The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2013 and 2012, by asset category, is as follows:
Retirement Plan		Fair Value Measurements at
		December 31, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,916	1,916	-	-
Equity mutual funds	27,296	27,296	-	-
U.S. government sponsored enterprises	5,091	-	5,091	-
Corporate bonds	4,517	-	4,517	-
Fixed income mutual funds	599	599	-	-

Total Plan Assets	$39,419	29,811	9,608	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$950	950	-	-
Equity mutual funds	12,135	12,135	-	-
U.S. government sponsored enterprises	1,020	-	1,020	-
Corporate bonds	449	-	449	-
State and political subdivisions	3,381	-	3,381	-

Total Plan Assets	$17,935	13,085	4,850	-

Retirement Plan		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,114	2,114	-	-
Equity mutual funds	22,599	22,599	-	-
U.S. government sponsored enterprises	4,574	-	4,574	-
Corporate bonds	4,626	-	4,626	-
Fixed income mutual funds	671	671	-	-

Total Plan Assets	$34,584	25,384	9,200	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,148	1,148	-	-
Equity mutual funds	9,718	9,718	-	-
State and political subdivisions	4,160	-	4,160	-

Total Plan Assets	$15,026	10,866	4,160	-

At December 31, 2013 and 2012, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid-cap, small-cap and international funds.

There were no transfers between Level 1 and Level 2 in 2013 and 2012.

The Company made contributions of $3.0 million to its pension plan during 2012. No contributions were made in 2013.  The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2014.

(e) Incentive and Bonus Plans

During 2006 the Company amended its profit sharing plan to include a 401(k) feature. Under the 401(k) feature the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%. No profit sharing contributions were made in 2013, 2012 or 2011 but were replaced with Company contributions to the 401(k) feature of the plan. Expenses related to the plan aggregated $657 thousand for 2013, $601 thousand in 2012 and $461 thousand in 2011.

The Company also has an officers and executive incentive plan. The expense of these plans generally are based on the Company’s performance and estimated distributions to participants are accrued during the year and generally paid in the following year. The expense recorded for this plan was $2.0 million, $1.6 million and $1.3 million in 2013, 2012 and 2011, respectively.

In prior years, the Company awarded 3.2 million performance bonus units to the executive officers and directors. These units become vested and exercisable only under a change of control as defined in the plan. The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any. As of December 31, 2013, the weighted average strike price of each unit was $7.95.

(f) Stock Based Compensation Plans-Equity Awards

Equity awards are types of stock based compensation that are to be settled in shares. As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the Consolidated Statement of Condition.

Under the 2010 TrustCo Bank Corp NY Stock Option Plan, the Company may grant stock options and restricted stock to its eligible employees for up to approximately 2.0 million shares of common stock. Under the 2004 TrustCo Bank Corp NY Stock Option Plan, the Company could have granted options to its eligible employees for up to approximately 2.0 million shares of common stock.

Under the 2010 Directors Stock Option Plan, the Company may grant stock options and restricted stock to its directors for up to approximately 250 thousand shares of its common stock. Under the 2004 Directors Stock Option Plan, the Company could have granted options to its directors for up to approximately 200 thousand shares of its common stock.

Under each of these plans, the exercise price of each option equals the fair value of the Company’s stock on the date of grant, and an option’s maximum term is ten years. Options vest over five years from the date the options are granted for the employees plans and they are immediately vested under the directors’ plans. A summary of the status of TrustCo’s stock option plans as of December 31, 2013 and changes during the year then ended, are as follows:

	Outstanding Options			Exercisable Options
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
		Exercise	Contractual		Exercise	Contractual
	Shares	Price	Life	Shares	Price	Life
Balance, January 1, 2013	2,892,000	$9.58		2,144,600	$11.01
New options awarded-2013	281,500	7.05		-	0.00
Expired options - 2013	-	0.00		-	0.00
Cancelled options-2013	-	0.00		-	0.00
Exercised options - 2013	(14,700)	5.15		(14,700)	5.15
Options became exercisable	-	0.00		234,600	6.25
Balance, December 31, 2013	3,158,800	$9.54	5.1 years	2,364,500	$10.78	3.4 years

At December 31, 2013, the intrinsic value of outstanding stock options and vested stock options was approximately $1.2 million and $397 thousand, respectively. The Company expects all unvested options to vest according to plan provisions.

During 2013, 15 thousand stock options were exercised. The intrinsic value and related tax benefits of stock options exercised in 2013 was not material.  No stock options were exercised in 2012 or 2011. It is the Company’s policy to generally issue stock for stock option exercises from previously unissued shares of common stock or treasury shares.

Unrecognized stock-based compensation expense related to non-vested stock options totaled $600 thousand at December 31, 2013. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 3.9 years.

Valuation of Stock-Based Compensation: The fair value of the Company’s employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2013, 2012 and 2011 estimated using the Black-Scholes option pricing model, was $1.08, $0.76 and $0.98, respectively. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. The assumptions used to determine the fair value of options granted during 2013, 2012 and 2011 are detailed in the table below:

	2013	2012
	Employees'	Employees'
	Plan	Plan
Expected dividend yield	3.72%	5.08
Risk-free interest rate	1.45	0.80
Expected volatility rate	25.83	30.18
Expected lives	5.0 years	5.0 years

	2011
	Employees'	Directors'
	Plan	Plan
Expected dividend yield	5.11%	5.11
Risk-free interest rate	1.90	1.59
Expected volatility rate	26.64	28.50
Expected lives	7.5 years	6.0 years

During 2011, the Company issued 99 thousand restricted common shares to certain eligible executive officers and another seven thousand restricted common shares to its board of directors. The restricted share awards hold the same voting powers as the Company’s common stock and become 100% vested after three years based upon a cliff-vesting schedule. The shares are also eligible to receive nonforfeitable dividend payments. The fair value of these awards was $5.14 per restricted share, the fair value of the Company’s common stock on the grant date. During 2013, 2012 and 2011, the Company recognized approximately $170 thousand, $170 thousand and $28 thousand in stock based compensation expense related to the employee awards, respectively.  In addition, the Company recognized approximately $12 thousand, $12 thousand and $2 thousand related to the director awards, respectively. Unrecognized stock-based compensation expense related to the outstanding restricted shares totaled $151 thousand, $333 thousand and $515 thousand at December 31, 2013, 2012 and 2011, respectively. At December 31, 2013, 2012 and 2011, all of the awards were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was one year at December 31, 2013, two years as of December 31, 2012 and three years at December 31, 2011.

The 2013 activity for the restricted common shares was as follows:
Restricted common shares
		Weighted
		Average
	Shares	Price

Balance, December 31, 2012	106,000	$5.14
New awards granted	-	0.00
Awards became vested	-	0.00
Balance, December 31, 2013	106,000	$5.14

(g) Stock Based Compensation Plans-Liability Awards

Liability awards are types of stock based compensation that can be settled in cash (not shares). As such, the amount of compensation expense to be paid at the time of settlement is included in accrued expenses and other liabilities in the Consolidated Statement of Condition.  The Company granted both service based and performance based liability awards in 2013 and 2012.

     The activity for service based awards during 2013 was as follows:

Restricted share units

		Weighted
		Average
	Units	Price

Balance, December 31, 2012	82,500	$5.17
New awards granted	51,250	7.05
Awards became vested	-	0.00
Balance, December 31, 2013	133,750	$5.89

Service Based Awards:  During 2013 and 2012, the Company issued restricted share units to certain eligible officers, executives and its board of directors. The restricted share units do not hold voting powers, nor are they eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date. Thereafter, the amount of stock based compensation expense recognized, is based on the fair value of the Company’s stock. During 2013 and 2012, the Company recognized approximately $230 thousand and $23 thousand, respectively, in stock based compensation expense related to these awards.  Unrecognized stock-based compensation expense related to the outstanding restricted share units totaled $710 thousand at December 31, 2013. At December 31, 2013 all of the awards were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 30 months as of December 31, 2013.

The liability related to service based liability awards totaled $253 thousand and $23 thousand at December 31, 2013 and 2012, respectively.

     The activity for performance based awards during 2013 was as follows:

Performance share units

		Weighted
		Average
	Units	Price

Balance, December 31, 2012	65,000	$5.17
New awards granted	81,500	7.05
Awards became vested	-	0.00
Balance, December 31, 2013	146,500	$6.22

Performance Based Awards:  During 2013 and 2012, the Company issued performance share units to certain eligible officers and executives. These units do not hold voting powers, nor are they eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, fair value of these units was the fair value of the Company’s common stock on the grant date. Thereafter, the amount of stock based compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company’s stock.

For units granted in 2012, the Company expects to exceed its required performance criteria and therefore has adjusted its calculation for the increased number of units that would be settled in cash upon vesting. For units granted in 2013, the Company expects to meet its required performance criteria.  During 2013 and 2012, the Company recognized approximately $239 thousand and $19 thousand, respectively, in stock based compensation expense related to these units. Unrecognized stock-based compensation expense related to the outstanding performance share units totaled $910 thousand at December 31, 2013. At December 31, 2013 all of the units were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 30 months as of December 31, 2013.

The liability related to performance based liability awards totaled $258 thousand and $19 thousand at December 31, 2013 and 2012, respectively.

(h) Stock Based Compensation Expense

Stock-based compensation expense totaled $847 thousand, $447 thousand and $274 thousand in 2013, 2012 and 2011, respectively, related to the 2010 and 2004 TrustCo Bank Corp NY Stock Option Plans. In 2011, $13 thousand of stock-based compensation expense was recognized related to the 2010 Directors Stock Option Plan. No such expense was recorded in 2013 and 2012 as no stock options were granted to directors in those years.

Of the $847 thousand of stock based compensation expense recognized in 2013, $469 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $378 thousand related to equity awards.
Of the $447 thousand of stock based compensation expense recognized in 2012, $42 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $405 thousand related to equity awards.

Stock-based compensation expense is recognized ratably over the vesting period for all awards. Income tax benefits recognized in the accompanying consolidated statements of income related to stock-based compensation in 2013, 2012 and 2011 was approximately $296 thousand, $156 thousand and $100 thousand, respectively.